Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Shares Outstanding And Treasury Shares Held

	December 31,
	2015	2014	2013
Shares outstanding	176,544,091	176,753,270	176,750,599
Treasury shares	2,819,569	1,837,984	1,178,323